Segment Reporting (Tables)	12 Months Ended
May. 02, 2015
Summarized Financial Information of Reportable Segments

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
B&N Retail	$4,108,243	$4,295,110	$4,568,243
B&N College	1,772,389	1,748,042	1,763,248
NOOK	263,833	505,862	780,433
Elimination	(74,968)	(167,657)	(272,919)

Total	$6,069,497	$6,381,357	$6,839,005

Sales by Product Line	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
Media (a)	70%	68%	67%
Digital (b)	5%	9%	12%
Other (c)	25%	23%	21%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
B&N Retail	$104,373	$125,991	$148,855
B&N College	50,509	48,014	46,849
NOOK	39,292	42,802	31,430

Total	$194,174	$216,807	$227,134

Operating Profit/(Loss)	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
B&N Retail	$218,126	$228,062	$227,235
B&N College	40,611	66,536	64,609
NOOK	(125,564)	(260,406)	(511,848)

Total	$133,173	$34,192	$(220,004)

Capital Expenditures	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
B&N Retail	$73,783	$66,763	$51,401
B&N College	48,452	38,253	38,760
NOOK	21,022	29,965	75,674

Total	$143,257	$134,981	$165,835

Total Assets(d)	As of May 2, 2015	As of May 3, 2014
B&N Retail	$2,029,137	$2,234,795
B&N College	1,094,353	1,146,475
NOOK	106,015	156,179

Total	$3,229,505	$3,537,449

(a)	Includes tangible books, music, movies, rentals and newsstand.
(b)	Includes NOOK®, related accessories, eContent and warranties.
(c)	Includes Toys & Games, café products, gifts and miscellaneous other.
(d)	Excludes intercompany balances.

Reconciliation of Operating Profit (Loss) from Reportable Segments

A reconciliation of operating profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013
Reportable segments operating income (loss)	$133,173	$34,192	$(220,004)
Interest expense, net and amortization of deferred financing costs	(17,890)	(29,507)	(35,345)

Consolidated income (loss) before taxes	$115,283	$4,685	$(255,349)